UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22968

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
Semiannual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.

T. ROWE PRICE Tax-Free Funds

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Portfolio Summary

PORTFOLIO COMPOSITION
Tax-Exempt Money Fund
Percent of
Net Assets
8/31/23
Variable Rate Demand Notes 48%
Commercial Paper 22
Variable Rate Trusts 16
Fixed Rate Notes/Bonds 15
Other Assets Less Liabilities -1
Total 100%
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Tax-Free Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE Tax-Free Funds

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
TAX-EXEMPT MONEY FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,014.40 $2.08
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.08   2.08
I Class
Actual   1,000.00   1,015.30   1.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.93   1.22
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.90 $2.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.52   2.64
Advisor Class
Actual   1,000.00   1,008.60   4.09
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.06   4.12
I Class
Actual   1,000.00   1,010.80   1.92
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.23   1.93
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.81%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.30 $2.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.47   2.69
Advisor Class
Actual   1,000.00   1,009.70   4.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.81   4.37
I Class
Actual   1,000.00   1,011.60   2.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.39
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.86%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.00 $3.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.82   3.35
Advisor Class
Actual   1,000.00   1,012.20   5.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.01   5.18
I Class
Actual   1,000.00   1,013.60   2.78
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.37   2.80
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.66%,
the
2
Advisor Class was 1.02%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.50 $2.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.72   2.44
Advisor Class
Actual   1,000.00   1,007.20   3.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.52   3.66
I Class
Actual   1,000.00   1,014.80   2.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.92   2.24
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.48%,
the
2
Advisor Class was 0.72%, and the
3
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C03-051 10/23

August 31, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIHX Intermediate Tax-Free
High Yield Fund –
.
PRAHX Intermediate Tax-Free
High Yield Fund–
.
Advisor  Class
TFHAX Intermediate Tax-Free
High Yield Fund–
.
I Class

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.52 $ 10.44 $ 10.57 $ 10.80 $ 10.33 $ 10.28
Investment activities
Net investment
income
(1)(2)
0.16 0.32 0.28 0.29 0.31 0.30
Net realized and
unrealized gain/loss (0.03) (0.92) (0.12) (0.24) 0.50 0.04
Total from
investment activities 0.13 (0.60) 0.16 0.05 0.81 0.34
Distributions
Net investment
income (0.16) (0.31) (0.28) (0.28) (0.31) (0.29)
Net realized gain — (0.01) (0.01) —
(3)
(0.03) —
(3)
Total distributions (0.16) (0.32) (0.29) (0.28) (0.34) (0.29)
NET ASSET VALUE
End of period $ 9.49 $ 9.52 $ 10.44 $ 10.57 $ 10.80 $ 10.33

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.35% (5.69)% 1.41% 0.60% 7.91% 3.40%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.02%
(5)
1.03% 0.97% 1.00% 1.05% 1.08%
Net expenses after
waivers/payments
by Price Associates 0.48%
(5)
0.45% 0.54% 0.59% 0.60% 0.69%
Net investment
income 3.36%
(5)
3.28% 2.61% 2.76% 2.94% 2.90%
Portfolio turnover rate 6.0% 20.3% 15.6% 18.8% 11.3% 9.6%
Net assets, end of
period (in thousands) $20,478 $19,497 $30,733 $48,625 $50,396 $51,728
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.52 $ 10.44 $ 10.57 $ 10.80 $ 10.32 $ 10.28
Investment activities
Net investment
income
(1)(2)
0.15 0.31 0.25 0.26 0.28 0.28
Net realized and
unrealized gain/loss (0.08) (0.93) (0.12) (0.23) 0.51 0.04
Total from
investment activities 0.07 (0.62) 0.13 0.03 0.79 0.32
Distributions
Net investment
income (0.14) (0.29) (0.25) (0.26) (0.28) (0.28)
Net realized gain — (0.01) (0.01) —
(3)
(0.03) —
(3)
Total distributions (0.14) (0.30) (0.26) (0.26) (0.31) (0.28)
NET ASSET VALUE
End of period $ 9.45 $ 9.52 $ 10.44 $ 10.57 $ 10.80 $ 10.32

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
0.72% (5.93)% 1.14% 0.34% 7.74% 3.13%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 13.40%
(5)
1.34% 1.50% 1.39% 1.58% 1.58%
Net expenses after
waivers/payments
by Price Associates 0.72%
(5)
0.71% 0.80% 0.85% 0.85% 0.85%
Net investment
income 3.19%
(5)
3.09% 2.36% 2.52% 2.68% 2.73%
Portfolio turnover rate 6.0% 20.3% 15.6% 18.8% 11.3% 9.6%
Net assets, end of
period (in thousands) $1 $2 $363 $384 $629 $556
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.51 $ 10.44 $ 10.57 $ 10.80 $ 10.33 $ 10.29
Investment activities
Net investment
income
(1)(2)
0.16 0.32 0.29 0.29 0.32 0.31
Net realized and
unrealized gain/loss (0.02) (0.92) (0.13) (0.23) 0.50 0.04
Total from
investment activities 0.14 (0.60) 0.16 0.06 0.82 0.35
Distributions
Net investment
income (0.16) (0.32) (0.28) (0.29) (0.32) (0.31)
Net realized gain — (0.01) (0.01) —
(3)
(0.03) —
(3)
Total distributions (0.16) (0.33) (0.29) (0.29) (0.35) (0.31)
NET ASSET VALUE
End of period $ 9.49 $ 9.51 $ 10.44 $ 10.57 $ 10.80 $ 10.33

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
1.48% (5.75)% 1.46% 0.66% 7.97% 3.45%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.82%
(5)
0.85% 0.88% 0.95% 1.01% 1.02%
Net expenses after
waivers/payments
by Price Associates 0.44%
(5)
0.41% 0.47% 0.54% 0.54% 0.54%
Net investment
income 3.40%
(5)
3.33% 2.68% 2.79% 2.99% 3.06%
Portfolio turnover rate 6.0% 20.3% 15.6% 18.8% 11.3% 9.6%
Net assets, end of
period (in thousands) $56,319 $56,420 $37,604 $17,954 $6,826 $4,639
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.5%
ALABAMA 1.8%
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 106
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 207
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28  (1)(2) 205 123
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.00%, 1/1/22  (1)(2) 80 48
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33 (Tender
10/1/24)  200 196
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  375 357
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32  (3) 389 363
1,400
ALASKA 0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  75 73
73
ARIZONA 1.4%
Arizona IDA, Series A, 4.00%, 7/15/30  (3) 500 477
Arizona IDA, Series A, 4.00%, 7/15/33  (3) 100 92
Arizona IDA, Series A, 4.00%, 7/15/34  (3) 100 90
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (4) 325 334
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  (1)(2) 100 84
1,077
CALIFORNIA 4.4%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  225 234
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  725 747
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  94 92
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30  (3) 200 198
California Municipal Fin. Auth., Mt. San Antonio Gardens Project,
Series B-1, 2.75%, 11/15/27  525 496
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27  (3) 130 126
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 253
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25  (3) 200 202

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 96
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  (5) 250 249
Del Mar Race Track Auth., 5.00%, 10/1/38  120 113
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 96
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 515
3,417
COLORADO 4.5%
Colorado, COP, 6.00%, 12/15/35  500 604
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 99
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 93
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30  (3) 450 360
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 511
Denver City & County Airport, United Airlines, 5.00%, 10/1/32  (4) 150 149
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 4.625%,
12/1/27  500 486
Park Creek Metropolitan Dist., Senior Limited Property, Series A,
5.00%, 12/1/30  500 510
Public Auth. for Colorado Energy, 6.125%, 11/15/23  75 75
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 122
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 414
3,423
CONNECTICUT 1.1%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 352
Connecticut Special Tax, Special Tax Obligation, Series A, 4.00%,
5/1/36  290 297
Hamden Town, Whitney Center, 5.00%, 1/1/30  180 172
821
DELAWARE 2.7%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 165
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 98
Delaware State HFA, Beebe Medical Center Project, 5.00%, 6/1/30  835 872
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 655
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 254
2,044

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA 2.8%
District of Columbia, Ingleside at Rock Creek, Series A, 4.125%,
7/1/27  260 249
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 217
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 91
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 253
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.00%, 10/1/31 (Prerefunded 10/1/23)  (4)(6) 1,000 1,001
Metropolitan Washington Airports Auth. Dulles Toll Road, Series B,
Zero Coupon, 10/1/34  (7) 525 338
2,149
FLORIDA 4.0%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  200 204
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  125 129
Capital Trust Agency, The Marie Selby Botanical Gardens, 4.00%,
6/15/25  (3) 100 98
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  15 15
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 256
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.00%, 5/1/24  20 20
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 88
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  195 197
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26)  (3)(4) 250 250
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 118
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 121
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 139
Miami-Dade County Aviation Revenue, 5.00%, 10/1/34  (4) 500 503
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  350 322
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 225
Seminole County IDA, Series A, 4.00%, 6/15/36  (3) 315 272
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33  (3) 110 110
3,067
GEORGIA 2.3%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  (1)(2) 200 90

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (1)(2) 200 90
Augusta Airport, Series A, 5.00%, 1/1/35  250 253
Burke County Dev. Auth., Plant Vogtle, Series 2018, VRDN, 4.50%,
11/1/52  200 200
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36  (3) 395 366
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27  (3) 365 361
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  125 130
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27  (3) 250 248
1,738
GUAM 0.5%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29  (4) 255 258
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 128
386
IDAHO 0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 100
100
ILLINOIS 6.4%
Chicago, GO, 5.50%, 1/1/34  350 355
Chicago, Series A, GO, 5.00%, 1/1/27  145 150
Chicago, Series A, GO, 5.00%, 1/1/27  (8) 55 58
Chicago, Series A, GO, 5.00%, 1/1/34  500 534
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/27  (4) 250 250
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 163
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.50%,
1/1/27 (Prerefunded 9/28/23)  (6) 85 85
Chicago Wastewater Transmission, 5.00%, 1/1/28  355 360
Chicago Wastewater Transmission, 5.00%, 1/1/28 (Prerefunded
1/1/25)  (6) 145 148
Chicago Waterworks, 5.00%, 11/1/25  300 308
Illinois, GO, 5.00%, 5/1/32  250 251
Illinois, GO, 5.50%, 5/1/25  125 129
Illinois, Series A, GO, 5.00%, 10/1/25  250 256
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  200 182
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  250 246
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 261
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 147
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/31  (9) 100 73

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/35  (9) 660 393
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
5.00%, 12/15/27  500 509
Village of Hillside, 5.00%, 1/1/24  50 50
4,908
INDIANA 2.0%
East Chicago, USG Project, 5.50%, 9/1/28  (4) 175 164
Indiana Fin. Auth., Greencroft Obligation Group, Series A, 6.50%,
11/15/33 (Prerefunded 11/15/23)  (6) 50 50
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  425 424
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%, 11/1/30  100 88
Indiana Fin. Auth., Republic Services, Series A, VRDN, 4.05%,
5/1/34 (Tender 9/1/23)  (4) 100 100
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 320
Valparaiso, Pratt Paper, 6.75%, 1/1/34  (4) 350 353
1,499
KANSAS 0.1%
Manhattan, Downtown Redev. Star Bond Project, Series 2022-1,
4.00%, 6/1/27  75 75
75
KENTUCKY 2.5%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 456
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 518
Kentucky Public Energy Auth., Series B, VRDN, 4.00%, 1/1/49
(Tender 1/1/25)  750 747
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 198
1,919
LOUISIANA 1.7%
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25)  (6) 400 412
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30)  (3) 300 325
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30)  (3) 150 162
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  250 248
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 189
1,336

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
MARYLAND 5.9%
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  150 150
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  100 100
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 99
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34  (3) 285 245
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  60 60
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  100 100
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  100 97
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29  (3) 100 103
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33  (3) 540 552
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28  (4) 1,150 1,174
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 167
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  30 31
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28  (10) 60 62
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29  (10) 155 160
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 154
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27  (3) 100 100
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33  (3) 250 248
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 313
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 95
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 96
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 92
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 202
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  25 25
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 141
4,566
MASSACHUSETTS 0.6%
Massachusetts Dev. Fin. Agency, UMass Boston Student Housing,
5.00%, 10/1/24  100 101
Massachusetts Dev. Fin. Agency, UMass Student Housing, 5.00%,
10/1/23  375 375
476

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
MICHIGAN 1.3%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/33  250 253
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  100 91
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 512
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26)  (4) 150 148
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  100 11
1,015
MINNESOTA 0.2%
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 167
167
MISSOURI 1.0%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  85 73
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25  215 213
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  85 85
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29  150 153
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33  (3) 250 245
769
NEVADA 0.6%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 264
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 95
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  100 101
460
NEW HAMPSHIRE 0.8%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  237 228
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  173 162
National Fin. Auth., Series 2023-2, Class A, 3.875%, 1/20/38  150 136
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40)  (3)(4) 100 77
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27  (1)
(2)(3) 167 37
640
NEW JERSEY 5.2%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24  (4)(8) 10 10
New Jersey Economic Dev. Auth., Series XX, 5.00%, 6/15/24  500 505

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34  (4) 530 532
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  150 147
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 97
New Jersey Economic Dev. Auth., Port Newark Container, 5.00%,
10/1/23  (4) 300 300
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47  (4) 125 126
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  600 493
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31  (9) 425 309
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 446
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33  1,000 1,067
4,032
NEW YORK 7.0%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31  (3) 200 181
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31  (3) 215 211
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  (3) 100 93
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25  (3)(4) 100 100
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36  (3) 100 98
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31  (3) 100 81
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37  (3) 400 384
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 227
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27  (3) 300 299
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/24  245 245
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  20 20
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 102
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/28  75 78
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/29  175 183
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1)(2)(3) 225 214

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  (1) 518 155
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34  (3) 400 398
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40  (3) 200 198
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30)  (3)(4) 250 250
New York Transportation Dev., American Airlines, 2.25%,
8/1/26  (4) 60 57
New York Transportation Dev., American Airlines, 5.00%,
8/1/26  (4) 315 316
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (4) 850 852
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27  (4) 495 506
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31  (4) 120 124
5,372
NORTH CAROLINA 1.1%
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  125 125
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 297
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  160 161
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 3.93%,
2/15/31  300 300
883
OHIO 1.4%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 392
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  190 174
Cleveland Airport, Series A, 5.00%, 1/1/29  (10) 125 128
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 95
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28  (3)(4) 285 281
1,070
OKLAHOMA 0.7%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.70%,
4/1/25  (1)(2) 155 77
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 479
556
PENNSYLVANIA 5.5%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27  (3) 250 254

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32  (3) 100 102
Butler County Hosp. Auth., 5.00%, 7/1/25  125 124
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28  (3) 90 88
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 3.00%, 1/1/24  250 248
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40  (3) 175 142
Delaware River Port Auth., 5.00%, 1/1/27  500 529
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 131
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25)  (6) 200 205
Montgomery County IDA, Constellation Energy, Series A, VRDN,
4.10%, 4/1/53 (Tender 4/3/28)  250 252
Pennsylvania Economic DFA, 5.00%, 12/31/38  (4) 250 251
Pennsylvania Economic DFA, 5.25%, 6/30/35  (4) 500 547
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28)  (3)(4) 200 221
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 4.357%,
7/1/39  (7) 125 111
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%, 10/1/53  298 315
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  310 318
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 204
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30  (3) 145 149
4,191
PUERTO RICO 9.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (11) 249 128
Puerto Rico Commonwealth, GO, VR, 11/1/51  (11) 413 213
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (3) 1,250 1,280
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (3) 1,250 1,254
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  14 13
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  110 67
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  85 80
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  90 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  160 144
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  90 77

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  95 97
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  594 619
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 98
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  365 394
Puerto Rico Electric Power Auth., Series CCC, 4.25%, 7/1/23  (2)
(12) 100 27
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (2)
(12) 100 27
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30  (10) 130 131
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18  (2)(12) 200 55
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (2)(12) 120 33
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24  (10) 50 50
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (2)
(12) 100 27
Puerto Rico Electric Power Auth., Series XX, 4.75%, 7/1/26  (2)(12) 275 75
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (2)(12) 245 67
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 171
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 940
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  543 388
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 277
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  363 343
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  100 95
7,252
RHODE ISLAND 0.3%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  200 200
200
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  (2) 503 271
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  (2) 72 27
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  (2) 185 12
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27  (1)(2)(3)(4) 200 80
South Carolina Jobs Economic Dev. Auth., Woodlands at Furman,
Series A, 5.00%, 11/15/30  85 84

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26)  (4) 150 150
624
TENNESSEE 1.5%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/32  195 198
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27  (2) 100 85
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 5.50%, 7/1/37  (2) 100 68
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28  (3) 100 100
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 279
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  415 429
1,159
TEXAS 7.6%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26)  (3) 250 249
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 254
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  275 279
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 102
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 332
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  100 109
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31  (3) 385 323
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25  (4) 680 677
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30  (4) 500 502
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35  (4) 100 100
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24  (4) 310 310
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 99
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28  (4) 265 265
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (3)(4) 500 488
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 507
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61, (2.00% PIK)  (2)(13) 154 61

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/25 (Prerefunded 4/1/24)  (6) 100 101
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/39 (Prerefunded 4/1/24)  (6) 25 25
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A, 5.00%,
11/15/26  320 308
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27)  (6) 50 53
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35  (3)(4) 175 138
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 522
5,804
UTAH 0.7%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 419
Vineyard Redev. Agency, 4.00%, 5/1/39  (10) 100 99
518
VIRGINIA 5.4%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25)  (6) 260 269
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  250 273
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  150 151
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25  (3) 70 70
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, BAN, 5.00%, 11/1/23  185 185
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  250 268
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 377
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement, 4.00%,
1/1/24  65 65
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community - Harbor, Series B, 4.00%, 1/1/25  305 298
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30  (3) 100 101
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33  (4) 325 347
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34  (4) 425 452
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32  (4) 265 260
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39  (4) 400 364
Virginia Small Business Fin. Auth., Lifespire of Virginia, 3.00%,
12/1/23  100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Senior Lien, 5.00%, 7/1/32  (4) 500 535
4,115
WASHINGTON 0.4%
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26  (3) 100 95
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 191
286
WEST VIRGINIA 0.8%
Monongalia County, Series A, 5.00%, 6/1/33  (3) 250 254
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25)  (4) 200 200
West Virginia Economic Dev. Auth., Mitchell Project, Series  2014-
A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26)  (4) 150 150
604
WISCONSIN 2.9%
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30  (4) 500 491
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25  (3) 80 79
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33  (3)(5) 250 250
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30  (3) 95 86
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35  (4) 445 384
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 232
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27  (8) 250 268
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32  (3) 100 94
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30  (3) 235 239
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30  (3)(8) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40  (3) 100 95
2,234
Total Investments in Securities
99.5% of Net Assets
(Cost $80,811) $ 76,425
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$14,742 and represents 19.2% of net assets.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(4) Interest subject to alternative minimum tax.
(5) When-issued security
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Assured Guaranty Corporation
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
(10) Insured by Assured Guaranty Municipal Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $80,811) $ 76,425
Interest receivable 821
Receivable for investment securities sold 315
Cash 70
Receivable for shares sold 27
Due from affiliates 10
Other assets 56
Total assets 77,724
Liabilities
Payable for investment securities purchased 766
Payable for shares redeemed 50
Investment management fees payable 23
Other liabilities 87
Total liabilities 926
NET ASSETS $ 76,798

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (4,582)
Paid-in capital applicable to 8,091,098 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 81,380
NET ASSETS $ 76,798
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $20,478; Shares outstanding: 2,156,731) $ 9.49
Advisor Class
(Net assets: $1; Shares outstanding: 104) $ 9.45
I Class
(Net assets: $56,319; Shares outstanding: 5,934,263) $ 9.49

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Interest income $ 1,493
Expenses
Investment management 139
Shareholder servicing
Investor Class $ 20
I Class 3 23
Prospectus and shareholder reports
Investor Class 2
I Class 2 4
Custody and accounting 93
Registration 40
Legal and audit 30
Interest 6
Proxy and annual meeting 1
Miscellaneous 8
Waived / paid by Price Associates (165)
Total expenses 179
Net investment income 1,314
Realized and Unrealized Gain / Loss –
Net realized loss on securities (54)
Change in net unrealized gain / loss on securities (158)
Net realized and unrealized gain / loss (212)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,102

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,314 $ 2,223
Net realized loss (54) (186)
Change in net unrealized gain / loss (158) (5,779)
Increase (decrease) in net assets from operations 1,102 (3,742)
Distributions to shareholders
Net earnings
Investor Class (329) (669)
Advisor Class – (2)
I Class (964) (1,603)
Decrease in net assets from distributions (1,293) (2,274)
Capital share transactions
*
Shares sold
Investor Class 6,479 22,353
Advisor Class 1 –
I Class 4,730 39,234
Distributions reinvested
Investor Class 318 483
Advisor Class – 2
I Class 710 1,119
Shares redeemed
Investor Class (5,764) (32,086)
Advisor Class (1) (340)
I Class (5,403) (17,530)
Increase in net assets from capital share transactions 1,070 13,235

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Net Assets
Increase during period 879 7,219
Beginning of period 75,919 68,700
End of period $ 76,798 $ 75,919
*Share information (000s)
Shares sold
Investor Class 676 2,313
I Class 494 4,030
Distributions reinvested
Investor Class 33 50
I Class 74 116
Shares redeemed
Investor Class (600) (3,258)
Advisor Class – (35)
I Class (564) (1,818)
Increase in shares outstanding 113 1,398

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified,  open-
end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes. The fund has three classes of shares: the
Intermediate Tax-Free High Yield Fund (Investor Class), the Intermediate Tax-Free
High Yield Fund–Advisor Class (Advisor Class) and the Intermediate Tax-Free High
Yield Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended August 31, 2023, the
Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $5,665,000 and $4,564,000, respectively, for the six months ended
August 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $293,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $80,811,000. Net unrealized loss aggregated $4,386,000 at period-end, of which $270,000 related to appreciated investments and $4,656,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended August 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $899,000 remain subject to repayment by the fund at August 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $60,000
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.45% 0.71% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(54) $—
(1)
$(111)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

for Price Associates and $12,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
As of August 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 104 shares of the Advisor Class, representing 100% of the Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - BORROWING
The fund, together with certain other U.S. registered funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the fund can borrow up to an aggregate commitment amount of $1.15 billion on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment.
All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10% per annum,
(b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At August 31, 2023, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 2,732,220 2,622
Mark J. Parrell 2,734,304 1,109
Kellye L. Walker 2,732,220 2,622
Eric L. Veiel 2,734,304 1,109

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Expense Universe, and Advisor Class
Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class
Expense Group, Expense Universe, and Advisor Class Expense Group).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F100-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.   Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3.   Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.   Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023